Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Goldman Sachs Short Duration Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Short Duration Income Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Short Duration Income Fund (the “Fund”) seeks total return consisting of income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2015 was 139% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	139.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 500,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in U.S. or foreign fixed income securities. These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, agency and privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.

The Fund may not invest, in the aggregate, more than 20% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities.

The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile).

The Fund also intends to invest in other derivative instruments, including interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars.

Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable credit quality.

The Fund’s maximum target duration under normal interest rate conditions is expected to be approximately 3.5 years. During the ten-year period ended June 30, 2015, the duration of the Index ranged between 2.50 and 2.80 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

In pursuing its investment objective, the Fund uses the Goldman Sachs Short Duration Income Fund Composite Index, which is comprised of the Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Barclays U.S. 1-5 Year Government Bond Index (50%) (the “Index”) as its performance benchmark, but the Fund will not attempt to replicate the Index. The Fund may, therefore, invest in securities that are not included in the Index.

GSAM’s Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Call/Prepayment Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over the counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Expenses Risk.  By investing in pooled investment vehicles (including investment companies, exchange-traded funds and money market funds) indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Extension Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to invest in higher-yielding securities.

Floating and Variable Rate Obligations Risk.  For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States and other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal interest when due.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Loan-Related Investments Risk.  In addition to the risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk.  Municipal Securities are subject to call/prepayment risk, credit/default risk, extension risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

			U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average total returns of the Fund’s Class A, Class C, Institutional, Class IR, Class R and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Barclays U.S. 1-5 Year Government Bond Index (50%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average total returns of the Fund’s Class A, Class C, Institutional, Class IR, Class R and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Short Duration Income Fund Composite Index, a custom benchmark comprised of the Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Barclays U.S. 1-5 Year Government Bond Index (50%).
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the six month period ended June 30, 2015 was 0.62%. Best Quarter Q4 ‘13 +0.97% Worst Quarter Q2 ‘13 –1.08%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Short Duration Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.79%
1 Year		rr_ExpenseExampleYear01	$ 229
3 Years		rr_ExpenseExampleYear03	441
5 Years		rr_ExpenseExampleYear05	670
10 Years		rr_ExpenseExampleYear10	$ 1,327
2013		rr_AnnualReturn2013	1.45%
2014		rr_AnnualReturn2014	0.36%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.62%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.97%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.08%)
1 Year		rr_AverageAnnualReturnYear01	(1.10%)
Since Inception		rr_AverageAnnualReturnSinceInception	1.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.65%
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.74%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.18%
1 Year		rr_ExpenseExampleYear01	$ 185
3 Years		rr_ExpenseExampleYear03	493
5 Years		rr_ExpenseExampleYear05	891
10 Years		rr_ExpenseExampleYear10	1,538
1 Year		rr_ExpenseExampleNoRedemptionYear01	120
3 Years		rr_ExpenseExampleNoRedemptionYear03	493
5 Years		rr_ExpenseExampleNoRedemptionYear05	891
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,538
1 Year		rr_AverageAnnualReturnYear01	(0.68%)
Since Inception		rr_AverageAnnualReturnSinceInception	1.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.64%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.45%
1 Year		rr_ExpenseExampleYear01	$ 46
3 Years		rr_ExpenseExampleYear03	186
5 Years		rr_ExpenseExampleYear05	338
10 Years		rr_ExpenseExampleYear10	$ 780
1 Year		rr_AverageAnnualReturnYear01	0.70%
Since Inception		rr_AverageAnnualReturnSinceInception	2.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.34%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.55%
1 Year		rr_ExpenseExampleYear01	$ 56
3 Years		rr_ExpenseExampleYear03	217
5 Years		rr_ExpenseExampleYear05	393
10 Years		rr_ExpenseExampleYear10	$ 901
1 Year		rr_AverageAnnualReturnYear01	0.61%
Since Inception		rr_AverageAnnualReturnSinceInception	1.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	1.01%
1 Year		rr_ExpenseExampleYear01	$ 103
3 Years		rr_ExpenseExampleYear03	366
5 Years		rr_ExpenseExampleYear05	650
10 Years		rr_ExpenseExampleYear10	$ 1,459
1 Year		rr_AverageAnnualReturnYear01	0.12%
Since Inception		rr_AverageAnnualReturnSinceInception	1.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.62%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses	[4]	rr_NetExpensesOverAssets	0.43%
1 Year		rr_ExpenseExampleYear01	$ 44
3 Years		rr_ExpenseExampleYear03	179
5 Years		rr_ExpenseExampleYear05	327
10 Years		rr_ExpenseExampleYear10	$ 756
1 Year	[5]	rr_AverageAnnualReturnYear01	0.70%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Short Duration Income Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.68%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.50%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.62%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Corporate Bond Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	2.08%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.18%
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.18%
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.18%
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.18%
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.18%
Since Inception		rr_AverageAnnualReturnSinceInception	0.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Barclays U.S. 1-5 Year Government Bond Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	1.18%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	1.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	1.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	1.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	1.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.63%
Since Inception		rr_AverageAnnualReturnSinceInception	1.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Goldman Sachs Short Duration Income Fund | Goldman Sachs Short Duration Income Fund Composite Index | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	1.63%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge ("CDSC") of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes. The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund's average daily net assets. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive a portion of the distribution and/or service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 29, 2016, and prior to such date, the Investment Adviser or Goldman Sachs (as applicable) may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.